Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Accounts payable and accrued liabilities	15. Accounts payable and accrued liabilities

	December 31, 2019	December 31, 2018

Trade payables	$67,107	$38,969
Taxes payable	13,205	201
Accrued expenses	58,792	98,730
	$139,104	$137,900